Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Feb. 01, 2021
Virtus Duff & Phelps Real Asset Fund | Class A
Prospectus:
Trading Symbol	PDPAX
Virtus Duff & Phelps Real Asset Fund | Class C
Prospectus:
Trading Symbol	PDPCX
Virtus Duff & Phelps Real Asset Fund | Class I
Prospectus:
Trading Symbol	VADIX